Risks and Concentration - Schedules of Concentration of Risk (Details) - Customer Concentration Risk	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivables | Customer A
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage		39.00%
Accounts Receivables | Customer B
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage		23.00%
Accounts Receivables | Customer C
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage	31.00%
Accounts Receivables | Customer D
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage	21.00%
Sales Revenue, Net | Customer A
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage		11.00%
Sales Revenue, Net | Customer B
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage		12.00%